Derivative Liabilities (Tables)	3 Months Ended
Mar. 31, 2014
Derivative Liabilities [Abstract]
Schedule of fair value of the company's derivative liabilities

	Liability Derivatives
	December 31, 2013		December 31, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Conversion feature on Convertible Bond	Derivative Liabilities	$-	Derivative Liabilities	$850,753

Total derivatives not designated as hedging instruments		$-		$850,753

Schedule of liabilities measured at fair value on a recurring basis
	December 31, 2013				December 31, 2012
Fair Value Measurements Using:	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities
Derivative Liabilities	-	-	-	-	-	-	$850,753	$850,753